Related party transactions	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Related party transactions	Related party transactions
The principal related parties are companies over which Sanofi has control or significant influence, joint ventures, key management personnel, and principal shareholders.
Sanofi has not entered into any material transactions with any key management personnel. Financial relations with Sanofi’s principal shareholders fall within the ordinary course of business and were immaterial in the years ended December 31, 2020, 2019 and 2018.
Note F.1. lists the principal companies controlled by Sanofi; those companies are fully consolidated, as described in Note B.1. Transactions between those companies, and between the parent company and its subsidiaries, are eliminated when preparing the consolidated financial statements.
Transactions with companies over which Sanofi has significant influence, and with joint ventures, are presented in Note D.6.
Key management personnel include corporate officers and the members of the Executive Committee (an average of 11 members in 2020, 15 members in 2019 and 15 members in 2018).
The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2020	2019	2018
Short-term benefits(a)	36	31	38
Post-employment benefits(b)	3	(8)	9
Share-based payment	18	30	33
Total recognized in profit or loss	57	53	80
(a) Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).
(b) This line item includes in 2019 the favorable impact of top-up pension plan amendments following the application of the Pacte law in France.

The table below shows (i) the aggregate top-up pension obligation in favor of certain corporate officers who hold or have held executive positions within Sanofi and of Executive Committee members, and (ii) the aggregate amount of termination benefits and lump-sum retirement benefits payable to key management personnel.

(€ million)	2020	2019	2018
Aggregate top-up pension obligation	28	48	59
Aggregate termination benefits and lump-sum retirement benefits	6	5	10